                                 INDEX ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 and subsequent supplements for Index Annuity issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

METROPOLITAN SERIES FUND
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class D

     MSCI EAFE(R) Index Portfolio -- Class A

     Russell 2000(R) Index Portfolio -- Class A

MONEY MARKET PORTFOLIO. Throughout the prospectus, replace "Money Market Portfolio" and "BlackRock Money Market Portfolio" with "BlackRock Ultra-Short Term Bond Portfolio."

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)
PRINCIPAL PROTECTION CANCELLATION CHARGE
(as a percentage of Purchase Payment withdrawn from the Protected Funding Option)



     YEARS SINCE PURCHASE PAYMENT MADE          CANCELLATION CHARGE
--------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                 4%
          3 years               6 years                 3%
          6 years               7 years                 2%
          7 years               8 years                 1%
         8 + years                                      0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30
(Waived if contract value is $50,000 or more)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               6 years                4%
          6 years               7 years                3%
          7 years               8 years                2%
         8 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               6 years                4%
          6 years               7 years                3%
          7 years                8years                2%
          8+years                                      0%

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


                                            STANDARD                                           ENHANCED
                                              DEATH                                             DEATH
                                             BENEFIT                                           BENEFIT
                                           ----------                                         ---------
 Mortality and Expense Risk Charge         1.25%        Mortality and Expense Risk Charge     1.45%
 Administrative Expense Charge             0.15%        Administrative Expense Charge         0.15%
 Total Annual Separate Account Charges     1.40%        Total Separate Account Charges        1.60%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.32%       0.41%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................    0.34%       --             0.03%
 MetLife Stock Index Portfolio -- Class D..........    0.25%     0.10%            0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --             0.10%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------------- -------------- ----------- --------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................   --             0.37%         0.02%         0.35%
 MetLife Stock Index Portfolio -- Class D..........   --             0.37%         0.01%         0.36%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%         0.00%         0.41%
 Russell 2000(R) Index Portfolio -- Class A........ 0.01%            0.32%         0.00%         0.32%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                     INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND
BlackRock Ultra-Short Term Bond      Seeks a high level of current income    MetLife Advisers, LLC
 Portfolio -- Class A                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                     capital.
MetLife Stock Index Portfolio --     Seeks to track the performance of the   MetLife Advisers, LLC
 Class D                             Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                     Stock Price Index.                      Advisors, LLC
MSCI EAFE(R) Index Portfolio --      Seeks to track the performance of the   MetLife Advisers, LLC
 Class A                             MSCI EAFE(R) Index.                     Subadviser: MetLife Investment
                                                                             Advisors, LLC
Russell 2000(R) Index Portfolio --   Seeks to track the performance of the   MetLife Advisers, LLC
 Class A                             Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                             Advisors, LLC

MONEY MARKET PORTFOLIO. Throughout the prospectus, replace "Money Market Portfolio" and "BlackRock Money Market Portfolio" with "BlackRock Ultra-Short Term Bond Portfolio."



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


The following Underlying Fund was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund.


UNDERLYING FUND NAME CHANGE


            FORMER NAME                             NEW NAME
---------------------------------- ------------------------------------------
METROPOLITAN SERIES FUND, INC.     METROPOLITAN SERIES FUND
BlackRock Money Market Portfolio   BlackRock Ultra-Short Term Bond Portfolio


                                      A-1